Note 15 - Power Purchase Contract Liability (Details) (USD $)	12 Months Ended			12 Months Ended								1 Months Ended		1 Months Ended
	Dec. 31, 2013 Remaining PPA Contract Term [Member] Woodstock Hills Wind Farm [Member] Power Purchase Agreement with NSP [Member]	Dec. 31, 2013 Woodstock Hills Wind Farm [Member] Power Purchase Agreement with NSP [Member] Letter Of Credit One [Member]	Dec. 31, 2013 Woodstock Hills Wind Farm [Member] Power Purchase Agreement with NSP [Member] Letter Of Credit Two [Member]	Dec. 31, 2013 Woodstock Hills Wind Farm [Member] Power Purchase Agreement with NSP [Member]	Dec. 31, 2012 Woodstock Hills Wind Farm [Member] Power Purchase Agreement with NSP [Member]	Apr. 30, 2011 Woodstock Hills Wind Farm [Member] Power Purchase Agreement with NSP [Member]	Dec. 31, 2013 Woodstock Hills Wind Farm [Member] Power Purchase Agreement with NSP [Member] Minimum [Member]	Dec. 31, 2013 Woodstock Hills Wind Farm [Member] Power Purchase Agreement with NSP [Member] Maximum [Member]	Dec. 31, 2013 Valley View Wind Farm [Member] Power Purchase Agreement with NSP [Member]	Dec. 31, 2012 Valley View Wind Farm [Member] Power Purchase Agreement with NSP [Member]	Dec. 31, 2011 Valley View Wind Farm [Member] Power Purchase Agreement with NSP [Member]	Apr. 30, 2012 Letter Of Credit One [Member]	Dec. 31, 2010 Letter Of Credit One [Member]	Apr. 30, 2011 Letter Of Credit Two [Member]	Dec. 31, 2013 Letter of Credit [Member]
Note 15 - Power Purchase Contract Liability (Details) [Line Items]
Contract Term	23 years			30 years
Power Purchase Rate (in Dollars per Megawatt-hour)							16	45
Average Power Purchase Rate (in Dollars per Megawatt-hour)				29
Deferred Revenue				$ 324,000	$ 363,000				$ 14,000	$ 16,000
Unfavorable Contract Liabilities						3,700,000
Letter Of Credit Amount		500,000	255,000								750,000
Escrow Deposit													50,000		388,000
Payments for Deposits												$ 28,125		$ 12,750